THE ROYCE FUND
                  1414 AVENUE OF THE AMERICAS
                   NEW YORK, NEW YORK  10019

                                         May 2, 1997

Dear Shareholder:


   The Board of Trustees of The Royce Fund has recently approved and unanimously endorsed a proposal for Royce Value Fund, a series of The Royce Fund, to be acquired by Pennsylvania Mutual Fund, a series of The Royce Fund, in exchange for shares of a newly-created Consultant Class of Pennsylvania Mutual Fund ("Pennsylvania Mutual"). Pennsylvania Mutual, which has more than 20 years of operating history and $456,867,950 million of net assets as of December 31, 1996, has the same investment objective and substantially identical investment policies and restrictions as Royce Value Fund.

      As a result of this transaction, Royce Value Fund would be combined with Pennsylvania Mutual and you would become a shareholder of Pennsylvania Mutual. The aggregate net asset value of your shares of Royce Value Fund will be equal to the aggregate net asset value of the Pennsylvania Mutual Consultant Class shares that you will receive as a result of the Combination. The Combination is anticipated to be tax-free for Federal income tax purposes.

      THE COMBINATION IS BEING PROPOSED BECAUSE IT IS BELIEVED THAT THE COMBINED PENNSYLVANIA MUTUAL WILL HAVE LOWER ADVISORY AND OTHER OPERATING EXPENSE RATIOS, BEFORE FEE WAIVERS, THAN ROYCE VALUE FUND OR THE INVESTMENT CLASS OF PENNSYLVANIA MUTUAL.

     The Board has called a Special Meeting of Shareholders to be held on May 28, 1997 to consider this transaction. YOUR VOTE IS VERY IMPORTANT! If the Fund does not receive a sufficient number of votes prior to the meeting date, it will have additional expenses for proxy solicitation, and the meeting may have to be postponed.

      PLEASE COMPLETE, SIGN AND MAIL YOUR PROXY CARD AS SOON AS
POSSIBLE.  IF YOU HAVE ANY QUESTIONS REGARDING THE PROXY
MATERIAL, PLEASE CALL INVESTOR INFORMATION AT 1-800-221-4268.

      An outside firm that specializes in proxy solicitation has been retained to assist the Fund with any necessary follow-up. If the Fund has not received your vote as the meeting date approaches, you may receive a telephone call from Shareholder Communications Corporation to ask for your vote. We hope that their call does not inconvenience you.

                         Sincerely,

                         CHARLES M. ROYCE
                         President


                         THE ROYCE FUND
                        PROSPECTUS/PROXY

   This Prospectus/Proxy Statement is being furnished in connection with a Special Meeting of Shareholders of Royce Value Fund ("Value Fund"), a series of The Royce Fund (the "Trust"), to be held on May 28, 1997, at which Value Fund shareholders will be asked to vote on the proposed combination of Value Fund with and into Pennsylvania Mutual Fund ("Pennsylvania Mutual"), a separate
series  of  the  Trust.   Under  the  proposed  combination  (the
"Combination"), Value Fund will transfer all of its assets to Pennsylvania Mutual in exchange for shares of Pennsylvania Mutual's Consultant Class and for the assumption by Pennsylvania Mutual of all of its liabilities, which shares will stand to the credit of the persons who are shareholders of Value Fund immediately prior to the time of the Combination. At the time the Combination is effected, each person who, immediately prior to such time, is a shareholder of Value Fund, (a) will become a shareholder of Pennsylvania Mutual's Consultant Class and (b) will cease to be a shareholder of Value Fund. If approved by the shareholders of Value Fund, the Combination is expected to be effected on or about June 17, 1997.

    This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Pennsylvania Mutual that a prospective investor should know before investing and is accompanied by a copy of Pennsylvania Mutual's Consultant Class Prospectus dated April 30, 1997, which is incorporated herein by reference. Additional information about the Trust is contained in the Statement of Additional Information of the Trust dated April 30, 1997. Additional information is contained in a Statement of Additional Information also dated
April 30, 1997 relating to the transaction described in this Prospectus/Proxy Statement. Each such Statement of Additional Information has been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available without charge and may be obtained, together with Pennsylvania Mutual's 1996 Annual Report to Shareholders (which was previously mailed to both Value Fund and Pennsylvania Mutual shareholders) by writing to the Trust at 1414 Avenue of the Americas, New York, New York 10019 or calling toll-free at 1-800-221-4268.

      The Trust is an open-end diversified management investment company whose shares are currently offered in eleven series ("Series"). Each Series generally operates as a separate fund, with its own investment objectives and policies designed to meet its specific investment goals. Pennsylvania Mutual's investment objective is long-term capital appreciation. It seeks to achieve this objective primarily by investing in common stocks and convertible securities of small companies. Production of income is incidental to this objective.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES
   COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES
     COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                            OFFENSE.


        -------------------------------------------------


              Prospectus dated April 30, 1997

              SUMMARY OF THE PROPOSED TRANSACTION

      This summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, in the prospectuses of Value Fund and Pennsylvania Mutual's Consultant Class and in the Plan of Reorganization attached to this Prospectus/Proxy Statement as Exhibit A.

PROPOSED TRANSACTION

      The Board of Trustees of The Royce Fund, including the Trustees who are not "interested persons" (the "Independent Trustees"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has unanimously approved the Plan providing for the acquisition of all of the assets of Value Fund, a separate series of The Royce Fund, by Pennsylvania Mutual, and the assumption by Pennsylvania Mutual of all of the liabilities of Value Fund. The aggregate net asset value of the Consultant Class shares of Pennsylvania Mutual issued in the exchange will equal the aggregate net asset value of the Value Fund shares then outstanding. In connection with the Combination, Consultant
Class shares of Pennsylvania Mutual will be distributed to shareholders of Value Fund, and Value Fund will be terminated. As a result of the Combination, each shareholder of Value Fund will cease to be a shareholder of Value Fund, and will receive that number of full and fractional shares of the Consultant Class of Pennsylvania Mutual having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of Value Fund. No sales charge will be imposed on the transaction, and, following the Combination, shareholders will own Consultant Class shares of Pennsylvania Mutual. As a condition to closing, Value Fund and Pennsylvania Mutual will obtain an opinion of Rosenman & Colin LLP, counsel to the Trust, to the effect that the Combination will qualify as a tax-free reorganization for
Federal   income  tax  purposes.   See  "Information  about   the
Combination."

INVESTMENT OBJECTIVES AND POLICIES

      Pennsylvania Mutual and Value Fund have substantially similar investment objectives and policies. The risks of investing in the two Funds are substantially the same, although the investment restrictions of Pennsylvania Mutual are slightly different from the investment restrictions of Value Fund. These differences are not expected to affect the manner in which the assets of Pennsylvania Mutual will be managed compared to Value Fund. See "Comparison of the Series" below.

REASONS FOR THE TRANSACTION

      For the reasons set forth below, the Board of Trustees of The Royce Fund, including all of the Independent Trustees, has unanimously concluded that the Combination will be in the best interests of the shareholders of Value Fund, and that the interests of existing shareholders of Value Fund will not be diluted as a result of the Combination. The Board of Trustees therefore has submitted the Combination for approval by the shareholders of Value Fund at a Special Meeting of Shareholders to be held on May 28, 1997. Approval of the Combination requires the vote of a majority of the outstanding shares of Value Fund. The Combination will not be effected unless the requisite approval is provided . See "Required Vote" below.

    The Trustees of The Royce Fund have approved the Combination because they believe it would benefit shareholders of Value Fund and Pennsylvania Mutual. In reaching their decision to recommend Value Fund shareholder approval of the Combination, the Trustees took into account a variety of factors discussed below in greater detail, including the fact that the Combination would permit
Value   Fund  shareholders  to  pursue  substantially   identical
investment goals in a larger fund, which should result in a reduced expense ratio due to the spreading of certain operating expenses over a larger asset base. See "Determination by the
Trustees  Regarding the Combination" below.   The  Trustees  also
considered the fact that the investments of Pennsylvania Mutual have been and will continue to be managed in a manner similar to Value Fund. As mutual funds investing in common stocks of small and/or micro-cap companies, both Pennsylvania Mutual and Value Fund are generally subject to the same investment risks. Shareholders of each Fund also have identical redemption, exchange and other rights.

      THE  BOARD  OF  TRUSTEES OF THE ROYCE FUND,  INCLUDING  THE
INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN
OF REORGANIZATION.

                           FEE TABLE

     The table below sets forth information with respect to Value Fund and Pennsylvania Mutual as well as pro forma information for Pennsylvania Mutual's Consultant Class after giving effect to the Combination. The table was prepared by the Trust's management based on the net asset, fee and expense levels of Value Fund and Pennsylvania Mutual as of December 31, 1996.


                                                                             Pro Forma
                                                                             Combined(i.e.,
                                                                             Pennsylvania
                                                                             Mutual
                                                                             Consultant Class
                                           Value        Pennsylvania         following the
                                           Fund         Mutual               Transaction)


Shareholder Transaction Expenses
 Sales Load                                None         None                 None
 Deferred Sales Load                       None         None                 None
 Redemption Fee - on purchases held
   for 1 year or more                      None         None                 None
 Early Redemption Fee - on purchases
   held for less than 1 year                1%           1%                   1%

Annual Expenses
 Management Fees (after waivers)          .87%         .76%                 .74%
 12b-1 Fees (after waivers)               .67%          None                .67%
 Other Expenses                           .32%         .23%                 .24%

  Total Fund Operating Expenses          1.86%         .99%                1.65%


      The purpose of the above table is to assist you in understanding the various relative costs and expenses that are borne by shareholders of Value Fund and Pennsylvania Mutual. Value Fund 12b-1 fees would have been, and Pennsylvania Mutual Fund Consultant Class 12b-1 fees would be, 1.00% without such fee waviers. Value Fund's total operating expenses would have been, and Pennsylvania Mutual Fund Consultant Class total operating expenses would be 2.19% and 1.98%, respectively, without such fee waivers. Pennsylvania Mutual's Consultant Class would bear a 12b-1 fee equal to that of Value Fund. A portion of Pennsylvania Mutual's
management  fee  was  waived  in  1996.   Pennsylvania   Mutual's
management  fees  would have been .80% and  its  total  operating
expenses  would  have been 1.03% without such  waiver.   The  Pro
Forma Combined Financial Statements do not reflect such waiver as it may not continue into 1997.

           NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         THE ROYCE FUND

To the Shareholders of
Royce Value Fund:

      NOTICE   IS  HEREBY  GIVEN  that  a  Special  Meeting   of
Shareholders of Royce Value Fund, a series of The Royce Fund, will be held at the offices of the Trust, 1414 Avenue of the Americas, New York, New York, on May 28, 1997 at 3:00 p.m.
(Eastern Time), for the following purposes:

           1.   To approve a Plan of Reorganization providing for
     (a) the acquisition of all of the assets and the assumption of all of the liabilities of Royce Value Fund by Pennsylvania Mutual Fund in exchange for Pennsylvania Mutual Fund's Consultant Class shares, and (b) the liquidation of Royce Value Fund and the pro rata distribution of its Pennsylvania Mutual Fund Consultant Class shares to its shareholders.

           2. To transact such other business as may come before the meeting or any adjournment thereof.

    The Board of Trustees has fixed the close of business on April 18, 1997 as the record date for the determination of those shareholders entitled to vote at the meeting, and only holders of record at the close of business on that date will be entitled to vote.

     Royce Value Fund's Annual Report to Shareholders, including the accompanying Schedule of Investments, for the year ended December 31, 1996 was previously mailed to shareholders, and copies are available upon request, without charge, by writing to the Trust at 1414 Avenue of the Americas, New York, New York 10019 or calling toll-free at 1-800-221-4268.

                           IMPORTANT

       To save the Trust the expense of additional proxy solicitation, please insert your instructions on the enclosed Proxy, date and sign it and return it in the enclosed envelope (which requires no postage if mailed in the United States), even if you expect to be present at the meeting. The Proxy is solicited on behalf of the Board of Trustees, is revocable and will not affect your right to vote in person in the event that you attend the meeting.

                    By order of the Board of Trustees,

                    John E. Denneen
                    Secretary
May 2, 1997

STATEMENT CONCERNING THE SPECIAL MEETING OF
SHAREHOLDERS OF THE ROYCE FUND


  This Prospectus/Proxy is solicited on behalf of the Trustees of The Royce Fund (the "Trust"), for use at the Special Meeting of Shareholders of Royce Value Fund, a series of the Trust, to be held at the offices of the Trust, 1414 Avenue of the Americas, New York, New York 10019 (10th Floor), at 3:00 p.m., Eastern Time, on May 28, 1997 and at any adjournments thereof.

     The purpose of the meeting is the approval or disapproval of the proposed Combination of Value Fund with and into Pennsylvania
Mutual.

      The Proxy may be revoked at any time before it is exercised by written instructions to the Trust or by filing a new Proxy with a later date, and any shareholder attending the meeting may vote in person, whether or not he or she has previously filed a Proxy.

     Shares represented by all properly executed proxies received in time for the meeting will be voted. Where a shareholder has specified a choice on the proxy with respect to Proposal 1 in the
Notice  of  Special  Meeting, his or her  shares  will  be  voted
accordingly.   If  no  directions are  given,  the  shareholder's
shares  will  be voted in favor of this Proposal.   The  cost  of
soliciting proxies will be borne by Royce & Associates, Inc. ("Royce"), formerly named Quest Advisory Corp., the Trust's principal investment adviser, which will reimburse brokerage firms, custodians, nominees and fiduciaries for their expenses in forwarding proxy material to the beneficial owners of Value Fund's shares. Some officers and employees of the Trust and/or Royce may solicit proxies personally and by telephone, if deemed desirable. Royce may engage the services of a professional solicitor, such as Shareholder Communications Corporation, for help in securing shareholder representation at the meeting.

   On  April 18, 1997, the record date for the meeting, there were
14,148,196 shares  of  Value Fund outstanding.   The  shareholders
entitled to vote are those of record on that date. Each share is entitled to one vote on each item of business at the meeting. Shareholders vote at the Special Meeting by casting ballots (in person or by proxy) which are tabulated by one or two persons, appointed by the Board of Trustees before the meeting, who serve as Inspectors and Judges of Voting at the meeting and who have executed an Inspectors and Judges Oath. Neither abstentions nor broker non-votes are counted in the tabulation of such votes.

      No one was known to the Trust to be the beneficial owner or owner of record of 5% or more of Value Fund's outstanding shares of beneficial interest as of the record date. As of such date, all of the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of Pennsylvania Mutual and of Value Fund.

         APPROVAL OR DISAPPROVAL OF THE COMBINATION OF
                       ROYCE VALUE FUND
             WITH AND INTO PENNSYLVANIA MUTUAL FUND

INFORMATION ABOUT THE COMBINATION

     The Trustees of the Trust are proposing that the net assets of Value Fund be acquired by and combined with those of Pennsylvania Mutual. The proposed Plan of Reorganization (the "Plan"), attached as Exhibit A, provides that Pennsylvania Mutual will acquire all of the assets and assume all of the liabilities of Value Fund in exchange for shares of the Consultant Class of Pennsylvania Mutual at the Closing, which is defined in the Plan to be 4:00 p.m. (Eastern Time) on June 17, 1997 or such later date as may be set by the Board of Trustees or President of the Trust.
The discussion of the Plan contained herein is qualified in its entirety by the full text of the Plan.

      As a result of the Combination, the shareholders of Value Fund will receive that number of full and fractional shares of the Consultant Class of Pennsylvania Mutual which are equal in value as of 4:00 p.m. (Eastern Time) on the date of the Closing to the respective values of their pro rata shares of the net assets of Value Fund transferred to Pennsylvania Mutual. Portfolio securities of Value Fund and Pennsylvania Mutual will be valued in accordance with the valuation policies of the Trust, which are described under "Net Asset Value Per Share" at page 8 of the enclosed Prospectus of the Consultant Class of Pennsylvania Mutual. The Combination is being accounted for as a tax-free business combination.

     The Trustees of the Trust have determined that the interests of existing shareholders of Value Fund will not be diluted as a result of the transaction contemplated by the reorganization.

      The  distribution of Pennsylvania Mutual's Consultant Class
shares   to   Value  Fund  shareholders  will  be   effected   by
establishing accounts on the share records of Pennsylvania Mutual's Consultant Class in the names of Value Fund's shareholders, with each account representing the respective number of full and fractional shares of Pennsylvania Mutual's Consultant Class due such shareholders and issued and outstanding share certificates of Value Fund being automatically cancelled. New certificates for Pennsylvania Mutual's Consultant Class shares will not be issued as part of the Combination, but may be obtained upon request after the Combination.

      The Plan may be terminated and the reorganization abandoned
at   any   time,  before  or  after  approval  by  Value   Fund's
shareholders, prior to the Closing by the Board of Trustees of the Trust.

       All   fees  and  expenses,  including  legal,  accounting,
printing, filing and proxy solicitation expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by Value Fund and Pennsylvania Mutual of the transaction contemplated by the Plan will be paid directly by Royce.

COMPARISION OF THE SERIES AND REASONS FOR THE PROPOSED COMBINATION

Pennsylvania Mutual
-------------------

      Pennsylvania Mutual's investment objective is long-term capital appreciation, primarily through investments in common stocks and convertible securities of small companies. Production of income is incidental to this objective.

      Normally, Pennsylvania Mutual will invest at least 65% of its assets in common stocks, convertible preferred stocks and convertible bonds of small companies with stock market capitalizations under $1 billion at the time of investment. In the upper end of this range, $300 million to $1 billion in stock market capitalization, Pennsylvania Mutual focuses on a limited number of companies with superior financial characteristics and/or unusually attractive business prospects, companies Royce classifies as "premier." Pennsylvania Mutual also focuses on companies in the lower end of the range, below $300 million, the sector known as "micro-cap." The remainder of its assets may be invested in securities of companies with higher stock market capitalizations and non-convertible preferred stocks and debt securities.

Value Fund
----------

      Value Fund's investment objective is long-term capital appreciation, primarily through investment in securities of small companies. Production of income is incidental to this objective.

      Normally, Value Fund invests at least 65% of its assets in common stocks, convertible preferred stocks and convertible bonds of small companies with stock market capitalizations under $750 million at the time of investment. The remainder of its assets may be invested in securities of companies with higher stock market capitalizations, non-convertible preferred stocks and debt securities.

INVESTMENT RISKS

       Value Fund and Pennsylvania Mutual are subject to substantially similar risks, including (a) the risk that common stock prices will decline over short or even extended periods and
(b) the risk of investing in small-cap companies that may be more volatile in price than larger capitalization companies.

FUNDAMENTAL INVESTMENT RESTRICTIONS

      Except  as  set  forth below, Value Fund  and  Pennsylvania
Mutual have identical fundamental investment restrictions (which may not be changed without shareholder approval).

    Investment Restriction      Value Fund            Pennsylvania Mutual
    ----------------------      ----------            -------------------

    Illiquid Securities         May not invest more   May invest in illiquid
                                than 10% of its       securities to the extent
                                assets in securities  permitted by Securities
                                without readily       and Exchange guidelines
                                available market      (currently, up to 15%
                                quotations            of net assets)

     Diversification            May not invest more    With respect to 75%
                                than 5% of its         of its total assets,
                                assets in the          may not invest more
                                securities of any      than 5% of its assets
                                one issuer except      in the securities of any
                                U.S. Government        one issuer except U.S.
                                securities             Government securities
    Other Investment
    Companies                   May not invest in      May invest in
                                securities of other    securities of other
                                investment companies   investment companies
                                                       to the extent permitted
                                                       by applicable law

      Although Pennsylvania Mutual may invest up to 15% of its net assets in illiquid securities, more than 5% of its assets in the securities of any one issuer and in other investment companies, as of March 31, 1997, it had no such positions.

                    ________________________


      The preceding description of the investment objectives and policies of Value Fund and Pennsylvania Mutual is qualified in its entirety by the information relating to both series contained in their respective Prospectuses and in the Trust's Statement of Additional Information dated April 30, 1997. The Prospectus for Pennsylvania Mutual's Consultant Class is enclosed herewith, and copies of Value Fund's Prospectus and the Trust's Statement of Additional Information dated April 30, 1997 are available upon request by writing to the Trust at 1414 Avenue of the Americas, New York, New York 10019, or by calling toll-free at (800) 221-4268.

      Both Value Fund and Pennsylvania Mutual also have identical
redemption   and   purchase  features  and  identical   brokerage
practices. For 1996, the respective portfolio turnover rates of Value Fund and Pennsylvania Mutual were 30% and 29%. As of April 18, 1997, the record date, Value Fund had net assets of approximately $136.8 million, and Pennsylvania Mutual had net assets of approximately $$423.5 million.

     MANAGEMENT

     Royce, the Trust's principal investment adviser, manages the
portfolios  of  both  Value  Fund and  Pennsylvania  Mutual.   As
compensation for its services, Royce is entitled to receive the following fees per annum from each series:

               1.00% of first $50 million of average net assets
                .875% of next $50 million
                .75% of average net assets over $100 million

These  fees  are payable monthly from the assets  of  the  series
involved.   For  1996, the fees paid to Royce  were  .87%  (after
waivers) of Value Fund's and .76% (after waivers) of Pennsylvania
Mutual's average net assets for such year.

     DISTRIBUTION AND 12B-1 FEE

     Value Fund and the Pennsylvania Mutual Consultant Class each has a Distribution Plan pursuant to Rule 12b-1 to provide for the
orderly  growth  and  stabilization of  its  assets.   Under  the
Distribution Plan, Value Fund pays, and Pennsylvania Mutual's Consultant Class will pay, a fee to Royce Fund Services, Inc. ("RFS"), formerly named Quest Distributors, Inc., the distributor of the Trust's shares, not to exceed 1.00% per annum of its average net assets. The fees paid to RFS may be used by RFS to pay sales commissions and other fees to those broker-dealers who introduce investors to Value Fund and Pennsylvania Mutual's Consultant Class and various other promotional, sales-related and servicing costs and expenses. The fees payable to RFS are allocated between asset-based sales charges and personal service and/or account maintenance fees. For 1996, the fees paid to RFS were .67% (after waivers) of Value Fund's average net assets.

     DIVIDENDS

      Value Fund and Pennsylvania Mutual distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders annually in December. If the Combination is approved, in order to maintain its tax status as a regulated investment company and avoid the imposition of taxes on undistributed income, Value Fund will make its final distribution of net investment income and capital gains immediately prior to the Combination. The distribution will be taxable to those persons who are shareholders of Value Fund on the record date for such distribution.

     TAX CONSEQUENCES OF THE COMBINATION

      It  is anticipated that the transaction contemplated by the
Plan  will  be a reorganization described in Section 368(a)(1)(C)
of the Internal Revenue Code and, as such, will be tax-free for
Federal income  tax purposes. The consummation of the Combination is conditioned upon  the  receipt by the Trust of an opinion of counsel to the effect that, for Federal  income  tax  purposes,
(a)  no  gain  or  loss  will  be recognized by (i) Value Fund upon the transfer of all its  assets and  liabilities  to Pennsylvania
Mutual in exchange  solely  for shares   of  Pennsylvania  Mutual's
Consultant  Class  and   the assumption of Value Fund's liabilities
by Pennsylvania Mutual  or (ii)  Pennsylvania Mutual upon its receipt of the assets of Value Fund in exchange for shares of Pennsylvania Mutual's Consultant Class, (b) no gain or loss will be recognized by the shareholders of Value Fund on the distribution to them of such shares of Pennsylvania Mutual's Consultant Class in exchange for their Value Fund shares, (c) the basis of the shares of Pennsylvania Mutual's Consultant Class received by a shareholder of Value Fund in  place of his Value Fund shares will be the same as the  basis of his Value Fund shares surrendered in exchange therefor and (d)
a shareholder's holding period for such shares of Pennsylvania Mutual's Consultant Class will include the period for which he held the Value Fund shares surrendered in exchange therefor, provided that he held such Value Fund shares as a capital asset.
Such opinion will rely on certain representations of the Trust as to  Value Fund and Pennsylvania Mutual that are anticipated to be true as of the date of the proposed Combination, and will reflect counsel's analysis and interpretation of existing statutory and other authority in the absence of any court decision or published regulation or ruling addressing these questions in comparable
circumstances.   The Internal Revenue Service or  a  court  could
interpret the applicable Federal law differently. The Trust has not made any investigation as to the state or local tax consequences of the proposed Combination.

   At the time of the Combination, Pennsylvania Mutual's net asset value may reflect undistributed income or capital gains or net unrealized appreciation in the value of its securities. Any distribution by Pennsylvania Mutual of these amounts after the Combination will be taxable to its shareholders, including the former shareholders of Value Fund. Each Value Fund shareholder should consult his own tax adviser with respect to the Federal, state and local tax consequences to him of the Combination.

     CAPITALIZATION

      The capitalizations of Value Fund and Pennsylvania Mutual's
Consultant Class as of December 31, 1996, and the pro forma capitalization of Pennsylvania Mutual as of that date, after giving effect to the Combination, are as follows:

                                                     Value Fund
                                                     Combined into
                        Value      Pennsylvania      Pennsylvania
                        Fund       Mutual            Mutual's
                        ----       ------            --------


Net assets           $145,410,680   $456,867,950         $602,536,130
Shares  outstanding    15,152,732     64,250,277           84,744,885
Share value              9.60           7.11                  7.11

     DETERMINATION BY THE TRUSTEES REGARDING THE COMBINATION

      The Trustees of the Trust have unanimously determined that Value Fund's and Pennsylvania Mutual's participation in the Combination is in the best interests of each such series, and that the interests of existing shareholders of each such series will not be diluted as a result of its effecting the Combination. In recommending to Value Fund shareholders that Value Fund be combined into Pennsylvania Mutual, the Trustees of the Trust, including the Independent Trustees, concluded that the Combination would permit Value Fund shareholders to pursue substantially identical investment goals in a larger fund, which should result in a reduced expense ratio due to the spreading of certain operating expenses over a larger asset base.

     In particular, the Trustees reviewed the unaudited pro forma combining financial statements, including the pro forma schedule of investments of Pennsylvania  Mutual as of and for the year ended
December  31, 1996.   Such pro forma combining financial statements,
which are included in the Statement of Additional Information relating to the transaction described in this Prospectus/Proxy Statement, show the separate assets, liabilities and operations of Value Fund and Pennsylvania Mutual and the effect of combining them as of and for the year ended December 31, 1996. Based on such pro forma combining financial statements and on other information presented to them, the Trust's management estimated that, for the year ending December 31, 1997, the proposed Combination should reduce the annual expense ratio for Value Fund shareholders from approximately 1.86% to approximately 1.65%, as set forth in the Fee Table on page 4 of this Prospectus/Proxy
Statement.   There  is,  however,  no  assurance  that  operating
expenses will be reduced to the extent set forth in such combining financial statements and Fee Table.

     RECOMMENDATION OF THE TRUSTEES; REQUIRED VOTE

      THE TRUSTEES RECOMMEND THAT VALUE FUND SHAREHOLDERS VOTE TO
APPROVE THE PROPOSED COMBINATION. Approval of the Combination will require the favorable vote of more than 50% of the outstanding shares of Value Fund.

      Shareholder Communications Corporation ("SCC") has been retained by Royce to assist shareholders with the voting process. Certain shareholders of Value Fund may receive a call from a representative of SCC if the Trust has not yet received their vote. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of Value Fund.

      In all cases where a telephonic proxy is solicited, the SCC representative is required to ask the shareholder for such shareholder's full name, address, social security or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity such as a corporation) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement in the mail. If the information obtained agrees with the information provided to SCC by the Trust, then the SCC representative has the responsibility to explain the process, read the proposals listed on the card and ask for the shareholder's instructions on each proposal. The SCC representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendations set forth in the Prospectus/Proxy Statement. SCC will record the shareholder's instructions on the card. Within 72 hours, SCC will send the shareholder a letter or mailgram to confirm the shareholder's vote and ask the shareholder to call SCC immediately if the shareholder's instructions are not correctly reflected in the confirmation.

     ADJOURNMENT OF MEETING; OTHER MATTERS

     In the event that sufficient votes in favor of Proposal 1 in the Notice of Special Meeting are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies for such Proposal. Any such adjournment will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of Proposal 1. They will vote against any such adjournment those proxies required to be voted against Proposal 1.

      While the meeting has been called to transact any business that may properly come before it, the only matter which the Trustees intend to present is the matter stated in the Notice of Special Meeting. However, if any additional matter properly comes before the meeting and on all matters incidental to the conduct of the meeting, it is the intention of the persons named in the enclosed proxy to vote the proxy in accordance with their judgment on such matters unless instructed to the contrary.

       SHAREHOLDER PROPOSALS

      The Trust does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust, 1414 Avenue of the Americas, New York, New
York 10019.

       INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

      The Trust is subject to the informational requirements of the Investment Company Act of 1940, as amended, and, in accordance therewith files reports and other information with the Securities and Exchange Commission. Such reports and other information can be inspected and copied at the Public Reference Room maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Section of the Commission, Washington D.C. 20549.

     EXPERTS

       The audited financial statements and schedules of investments of Royce Value Fund and Pennsylvania Mutual Fund are incorporated by reference into the Statement of Additional Information relating to the transaction described in this Prospectus/Proxy Statement and have been so included in reliance upon the reports of Coopers & Lybrand L.L.P., given on the authority of such firm as experts in auditing and accounting.

                                                        Exhibit A
                     PLAN OF REORGANIZATION


     This Plan of Reorganization (the "Plan") pursuant to Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code") is hereby adopted by The Royce Fund, a Delaware business trust (the "Trust"), as of this 13th day of March, 1997, on behalf of its series designated as Royce Value Fund (the "Acquired Series") and Pennsylvania Mutual Fund (the "Acquiring Series"), such Series constituting separate corporations for purposes of Code Section 851(h).

      1. At the Closing (as defined below), the Acquired Series shall, in exchange solely for shares of the Consultant Class of the Acquiring Series and the assumption by the Acquiring Series of the liabilities of the Acquired Series, transfer all of its assets and liabilities to the Acquiring Series; the Trust shall issue, on behalf of the Acquiring Series, and shall distribute to each shareholder of the Acquired Series, in complete liquidation of the Acquired Series, shares of beneficial interest of the Consultant Class of the Acquiring Series (including any fractional share rounded to the nearest one-thousandth of a share) equal in aggregate value to the aggregate value of the shares of beneficial interest of the Acquired Series (including any fractional share rounded to the nearest one-thousandth of a share) then owned by such shareholder, such values to be determined by the net asset values per share of the Acquired Series and the Acquiring Series at the time of the Closing.

      2.   The distribution on behalf of the Acquiring Series  to
the shareholders of the Acquired Series shall be accomplished  by the Trust's establishing an account on the share records of the Acquiring Series in the name of each registered shareholder of the Acquired Series, and crediting that account with a number of shares of the Consultant Class of the Acquiring Series having a value at the Closing equal to the value of the shares of the
Acquired  Series (including any fractional share rounded  to  the
nearest   one-thousandth  of  a  share)  then   owned   by   such
shareholder, as determined on that date. Outstanding shares of the Acquiring Series to be issued at the Closing will be determined by multiplying outstanding shares of the Acquired Series by the quotient of the Net Asset Value of the Acquired Series divided by the Net Asset Value of the Acquiring Series. Issued and outstanding share certificates of the Acquired Series will be deemed to have been automatically cancelled at the Closing.

      3. The Acquired Series shall liquidate, and the foregoing distribution of shares of the Consultant Class of the Acquiring Series shall be made to the shareholders of the Acquired Series in complete liquidation of the Acquired Series. The Acquired Series shall automatically terminate immediately thereafter, and shall be dissolved.

     4. The distribution to shareholders of the Acquired Series of shares of the Consultant Class of the Acquiring Series at the Closing under this Plan shall not be subject to any front-end sales load, and the termination of the interest of shareholders of the Acquired Series in such Series at the Closing under this Plan shall not be subject to any contingent deferred sales charge or redemption fee.

      5. The completion of the transaction in Section 1 above (the "Closing") shall occur on June 17, 1997 at 4:00 p.m., Eastern Time, at the office of the Trust in New York, New York or such other date, time or place as may be determined by the Board of Trustees or the President. At the Closing, the Trust shall receive an opinion of Rosenman & Colin LLP or other special tax counsel to the Trust, to the effect that, for Federal income tax purposes, (a) no gain or loss will be recognized by (i) the
Acquired  Series  upon  the  transfer  of  all  its  assets   and
liabilities to the Acquiring Series solely in exchange for shares
of   the  Consultant  Class  of  the  Acquiring  Series  and  the
assumption of its liabilities by the Acquiring Series, or (ii) the Acquiring Series upon its receipt of the assets of the Acquired Series in exchange for shares of the Consultant Class,
(b) no gain or loss will be recognized by the shareholders of the Acquired Series on the distribution to them of such shares of the Consultant Class of the Acquiring Series in exchange for their shares of the Acquired Series, (c) the basis of the shares of the
Consultant   Class  of  the  Acquiring  Series  received   by   a
shareholder of the Acquired Series in place of his shares of the Acquired Series will be the same as the basis of his shares of the Acquired Series surrendered in exchange therefor and (d) a shareholder's holding period for such shares of the Consultant Class of the Acquiring Series will include the period for which he held the shares of the Acquired Series surrendered in exchange therefor, provided that he held such Acquired Series shares as a capital asset.

      6. This Plan may be amended at any time and may be terminated at any time before the completion of the transaction described in Section 1, whether or not this Plan has been approved by the shareholders of the Acquired Series, by action of the Trust, provided that no amendment shall have a material adverse effect upon the interests of shareholders of the Acquired Series or the Acquiring Series.

      7. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this Plan is executed on behalf of the Trustees of the Trust as the trustees of the Trust and not individually, and that the obligations under this instrument are not binding upon any of the trustees, officers or shareholders of the Trust individually, but binding only upon the assets and property of the Acquired Series and the Acquiring Series.

      8. At any time after the Closing, the Trust on behalf of the Acquired Series shall execute and deliver such additional instruments of transfer or other written assurances and take such other action as may be necessary in order to vest in the Acquiring Series title to the assets transferred by the Acquired Series under this Plan.

 9. This Plan shall be construed in accordance with applicable Federal laws and the laws of the State of New York, except as to the provisions of
Section 7 hereof which shall be construed in accordance with the laws of the State of Delaware.

                    THE ROYCE FUND


                    By:   /s/ Charles M. Royce
                    Charles M. Royce, President

Attest:
/s/ John E. Denneen
John E. Denneen, Secretary






                    TABLE OF CONTENTS             Page



     Cover Page                                       1
     Summary of the Proposed Transaction              2
     Notice of Meeting                                5
     Statement Concerning the Special Meeting         6
     Information about the Combination                7
     Comparison of the Series and Reasons for
       the Proposed Combination                       8
     Investment Risks                                 8
     Fundamental Investment Restrictions              9
     Management                                      10
     Distribution and 12b-1 Fee                      10
     Dividends                                       10
     Tax Consequences of the Combination             11
     Capitalization                                  11
     Determination by the Trustees Regarding
       the Combination                               12
     Recommendation of the Trustees; Required Vote   12
     Adjournment of Meeting                          13
     Shareholder Proposals                           13
     Information Filed with the Securities and
       Exchange Commission                           13
     Experts                                         14
     Exhibit A: Plan of Reorganization               15




                        APPENDIX 1

PROXY               ROYCE VALUE FUND              PROXY
                 1414 Avenue of the Americas
                     New York, NY 10019

 This Proxy is Solicited on Behalf of the Board of Trustees

The undersigned hereby appoints Charles M. Royce and John E. Denneen, or either of them, acting in absence of the other, as Proxies, each with the power to appoint his substitute, and hereby authorizes them to represent and to vote, as designated on the reverse, all shares of the Fund held of record by the undersigned on April 18, 1997, at the Special Meeting of Shareholders to be held on May 28, 1997, or at any adjournment thereof.

This Proxy, when properly executed, will be voted in the manner directed by the undersigned shareholder. If no direction is made, this Proxy will be voted FOR Proposal 1.

 PLEASE VOTE , DATE AND SIGN ON REVERSE AND RETURN PROMPTLY
                  IN THE ENCLOSED ENVELOPE.

  Please sign exactly as your name(s) appear(s) on reverse.
  When shares are held by joint tenants, both should sign.
  When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, pleas sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.


HAS YOUR ADDRESS CHANGED?          DO YOU HAVE ANY COMMENTS?

------------------------           -------------------------

------------------------           -------------------------

------------------------           -------------------------




X PLEASE MARK VOTES
  AS IN THIS EXAMPLE


   ROYCE VALUE FUND
                                                       For  Against  Abstain

                          1. PROPOSAL TO APPROVE A PLAN
                             OF REORGANIZATION PROVIDING
                             FOR (A) THE ACQUISITION OF
                             THE FUND'S ASSETS AND THE
                             ASSUMPTION OF ITS LIABILITIES
                             BY PENNSYLVANIA MUTUAL FUND
                             AND (B) THE LIQUIDATION OF
                             THE FUND AND THE PRO RATA
                             DISTRIBUTION OF PENNSYLVANIA
                             MUTUAL FUND CONSULTANT CLASS
                             SHARES TO ITS SHAREHOLDERS.

                          2. THE PROXIES ARE AUTHORIZED TO VOTE
                             UPON SUCH OTHER MATTERS AS MAY
                             PROPERLY COME BEFORE THE MEETING.




Please be sure to sign and date this Proxy.  Date:   Mark box at right if an
                                                     address change or comment
                                                     has been noted on the
                                                     reverse side of this
                                                     card.  / /


Shareholder sign here  Co-owner sign here         RECORD DATE SHARES:


                         THE ROYCE FUND

              STATEMENT OF ADDITIONAL INFORMATION
                         April 30, 1997

      This Statement of Additional Information contains material which may be of interest to investors in connection with the proposed transfer of assets of Royce Value Fund to Pennsylvania Mutual Fund in exchange for shares of the Consultant Class of Pennsylvania Mutual Fund. This Statement is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus/Proxy Statement of the Trust dated April 30, 1997. This Statement consists of this cover page and the following described documents. Copies of the Prospectus/Proxy Statement and of the 1996 Annual Reports to Shareholders and Schedules of Investments of Pennsylvania Mutual and Royce Value Funds, referred to in I and II below, can be obtained by writing to the Trust at 1414 Avenue of the Americas, New York, New York 10019 or by calling toll-free at (800) 221-4268.

                       Table of Contents

I.   Financial   Statements   and   accompanying   Schedules   of
     Investments of Pennsylvania Mutual Fund as of and for the year ended December 31, 1996, with Report of Independent
     Accountants.

II.  Financial   Statements   and   accompanying   Schedules   of
     Investments of Royce Value Fund as of and for the year ended
     December 31, 1996, with Report of Independent Accountants.

III. Statement of Additional Information of The Royce Fund dated
     April 30, 1997.

IV.  Pro  Forma  Combining Financial Statements and  Schedule  of
     Investments of Pennsylvania Mutual Fund as of and for the year ended December 31, 1996 (unaudited).


     I. The financial statements and schedules of investments of Pennsylvania Mutual Fund as of and for the year ended December 31, 1996, with Report of Independent Accountants, are included in Pennsylvania Mutual Fund's 1996 Annual Report to Shareholders. Such Annual Report has been filed with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and such financial statements
and   schedules  of  investments  are  incorporated   herein   by
reference, together with the management discussion of Pennsylvania Mutual Fund's performance included in such Annual Report.


      II. The financial statements and schedules of investments of Royce Value Fund as of and for the year ended December 31, 1996, with Report of Independent Accountants, are included in Royce Value Fund's 1996 Annual Report to Shareholders. Such Annual Report has been filed with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and such financial statements and schedules of investments are incorporated herein by reference.

III. The Statement of Additional Information of The Royce Fund dated April 30, 1997, has been filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 41 to The Royce Fund's Registration Statement on Form N-1A and is incorporated herein by reference.

IV.   Pro  Forma Combining Financial Statements and Schedule  of
Investments of Pennsylvania Mutual Fund as of and for the year ended December 31, 1996 (unaudited).


Pennsylvania Mutual Fund
Pro Forma Combining Financial Statements

The Pro Forma Combining Financial Statements, including the Pro-forma Schedule of Investments should be read in conjunction with the separate financial statements of Pennsylvania Mutual Fund and Royce Value Fund, which are incorporated by reference in this Statement of Additional Information.


Pro Forma Combining Statement of Net Assets
December 31, 1996
(unaudited)



                                                             Pennsylvania          Royce                               Pro Forma
                                                                Mutual             Value          Pro Forma            Combined
                                                                 Fund              Fund           Adjustments          Fund



Investments at value (Cost $302,844,886 and $105,421,809     $449,969,127     $144,546,068                        $594,515,195


   Cash and Other Assets
 less Liabilities                                               6,898,823          864,612          257,500          8,020,935
                                                               ----------      -----------      -----------        -----------

   Net Assets                                                $456,867,950     $145,410,680         $257,500       $602,536,130
                                                              -----------      -----------      -----------        -----------
                                                              -----------      -----------      -----------        -----------

Analysis of Net Assets:

Capital Shares at par                                             $64,250          $15,153                             $79,403
Additional paid-in capital                                    285,116,930      103,032,355                         388,149,285
Undistributed net investment income                                  -               -             $257,500            257,500
Accumulated net realized gain on investments                   24,562,529        3,238,913                          27,801,442
Net unrealized appreciation on investments                    147,124,241       39,124,259                         186,248,500
                                                              -----------      -----------      -----------        -----------
   Net Assets                                                $456,867,950     $145,410,680         $257,500       $602,536,130
                                                              -----------      -----------      -----------        -----------
                                                              -----------      -----------      -----------        -----------


Pro Forma Combining Statement of Operations
For the year ended December 31, 1996
(unaudited)

                                                             Pennsylvania          Royce                               Pro Forma
                                                                Mutual             Value          Pro Forma            Combined
                                                                Fund               Fund          Adjustments           Fund

Investment Income:
     Dividends                                                 $9,911,040       $2,703,864                         $12,614,904
     Interest                                                   1,174,006          332,511                           1,506,517
                                                              -----------      -----------                         -----------

     Total Income                                              11,085,046        3,036,375                          14,121,421

Expenses:
  Investment advisory fee                                       4,302,768        1,322,009      ($187,500)(a)        5,437,277
  Distribution fee                                                   -           1,518,249                           1,518,249
  Other fees and expenses                                       1,292,957          491,271        (70,000)(b)        1,714,228
                                                              -----------      -----------    ------------         -----------
    Total Expenses                                              5,595,725        3,331,529       (257,500)           8,669,754
    Fees waived by investment adviser and distributor            (198,074)        (505,034)          -                (703,108)
                                                              -----------      -----------    ------------         -----------
    Net Expenses                                                5,397,651        2,826,495       (257,500)           7,966,646
                                                              -----------      -----------    ------------         -----------
    Net Investment Income                                       5,687,395          209,880        257,500            6,154,775


Realized and Unrealized Gain on Investments:
    Net realized gain on investments                          107,094,818       26,488,833                         133,583,651
    Net change in unrealized appreciation on investments      (50,091,647)      (6,780,188)                        (56,871,835)
                                                              ------------     ------------                        ------------
      Net realized and unrealized gain on investments          57,003,171       19,708,645                          76,711,816


   Net Increase in Net Assets from Investment Operations      $62,690,566      $19,918,525       $257,500          $82,866,591
                                                              ------------     ------------   ------------         ------------
                                                              ------------     ------------   ------------         ------------


See accompanying Notes to Pro Forma Combining Financial Statements.


PENNSYLVANIA MUTUAL FUND
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
DECEMBER 31, 1996
(unaudited)
------------------------------------------------------------

1.   Basis of Combination

     The Pro Forma Combined Financial Statements reflect the accounts of Pennsylvania Mutual Fund and Royce Value Fund at December 31, 1996 and for the year then ended. Such pro-forma financial statements give effect to the proposed transfer of all assets and to the assumption of all liabilities of Royce Value Fund by Pennsylvania Mutual Fund in exchange for shares of a newly-created Consultant Class of Pennsylvania Mutual Fund. The pre-existing shares of Pennsylvania Mutual Fund will become Investment Class shares.



     The Pro Forma Adjustments to the Pro Forma Combining
Financial Statements are comprised of the following:

     (a) Reduction of investment advisory fee as a result of greater average net assets reaching the lowest breakpoint of 0.75 on the sliding fee scale.

     (b) Certain operating expenses will be reduced due to economies of scale resulting from the combination of Funds.




PENNSYLVANIA MUTUAL FUND
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
December 31, 1996
(unaudited)



Pennsylvania       Royce                                                           Pennsylvania           Royce
  Mutual           Value                                                              Mutual              Value
   Fund            Fund        Combined                                                Fund               Fund          Combined
  Shares          Shares        Shares         Security Name                           Value              Value           Value


INDUSTRIAL PRODUCTS
   114,600        35,400       150,000      Ag-Chem Equipment Co., Inc.*           $2,091,450           $646,050        $2,737,500
   126,100        23,400       149,500      American Filtrona Corporation           5,343,487            991,575         6,335,062
     2,800         9,500        12,300      Ameron International Corporation          144,550            490,437           634,987
    31,018        17,000        48,018      Ash Grove Cement Company                1,760,271            964,750         2,725,022
   105,887        14,905       120,792      BHA Group, Inc. (Class A)               1,707,428            240,343         1,947,771
         0        16,500        16,500      BW/IP, Inc. (Class A)                           0            272,250           272,250
    94,000        42,000       136,000      Blessings Corporation                     875,375            391,125         1,266,500
         0        36,500        36,500      W. H. Brady Co. (Class A)                       0            898,812           898,812
    23,000             0        23,000      CFC International, Inc.*                  258,750                  0           258,750
    45,200             0        45,200      Carbo Ceramics, Inc.                      949,200                  0           949,200
   126,000        25,000       151,000      Cascade Corp.                           2,031,750            403,125         2,434,875
     1,874            78         1,952      Central Steel & Wire Company            1,077,550             44,850         1,122,400
    60,250        15,200        75,450      CLARCOR Inc.                            1,333,031            336,300         1,669,331
     5,330         1,500         6,830      ConBraCo Industries, Inc.               2,318,550            652,500         2,971,050
         0        10,800        10,800      Core Industries Inc.                            0            178,200           178,200
    78,800        22,800       101,600      Curtiss-Wright Corporation              3,969,550          1,148,550         5,118,100
   165,848        47,388       213,236      Delta Woodside Industries, Inc.*        1,057,281            302,099         1,359,380
         0        38,000        38,000      DeVlieg-Bullard, Inc.*                          0            105,688           105,688
         0        15,800        15,800      Donaldson Company, Inc.                         0            529,300           529,300
         0         3,000         3,000      Eastern Co.                                     0             39,375            39,375
   147,332             0       147,332      Fab Industries, Inc.                    4,051,630                  0         4,051,630
    30,000             0        30,000      Falcon Products, Inc.                     427,500                  0           427,500
         0        47,800        47,800      Fansteel Inc.*                                  0            298,750           298,750
         0         3,433         3,433      Federal Signal Corporation                      0             88,829            88,829
         0         7,600         7,600      Giddings & Lewis, Inc.                          0             97,850            97,850
   148,000        46,200       194,200      P. H. Glatfelter Company                2,664,000            831,600         3,495,600
    61,912        19,087        80,999      Gorman-Rupp Company                       843,551            260,060         1,103,611
         0        20,400        20,400      Greif Bros. Corporation (Class A)               0            576,300           576,300
    59,400        14,512        73,912      C. H. Heist Corp.*                        460,350            112,468           572,818
         0         3,600         3,600      Holophane Corporation*                          0             68,400            68,400
   129,700        23,800       153,500      International Aluminum Corporation      3,307,350            606,900         3,914,250
         0        16,800        16,800      Kaman Corporation (Class A)                     0            218,400           218,400
    97,900        27,800       125,700      Kaydon Corporation                      4,613,538          1,310,075         5,923,613
    68,600        36,700       105,300      Kimball International, Inc. (Class B)   2,838,325          1,518,462         4,356,787
         0        12,370        12,370      Knape & Vogt Manufacturing Company              0            204,105           204,105
    41,325         8,325        49,650      Lancer Corporation*                       841,997            169,622         1,011,619
    24,920        23,221        48,141      Lawter International, Inc.                314,615            293,165           607,780
    38,960        23,412        62,372      LeaRonal, Inc.                            896,080            538,476         1,434,556
   323,112        81,149       404,261      Lilly Industries, Inc. (Class A)        5,896,794          1,480,969         7,377,763
    98,190        22,500       120,690      The Lincoln Electric Company            2,970,248            680,625         3,650,873
    51,700         7,900        59,600      Liqui-Box Corporation                   1,680,250            256,750         1,937,000
         0         3,500         3,500      Lydall, Inc.*                                   0             78,750            78,750
         0        20,400        20,400      MacDermid, Incorporated                         0            561,000           561,000
         0        14,200        14,200      Mine Safety Appliances Company                  0            756,150           756,150
    62,000        18,100        80,100      Minuteman International, Inc.             558,000            162,900           720,900
         0        14,405        14,405      The Monarch Cement Company                      0            212,474           212,474
         0        14,405        14,405      The Monarch Cement Company Cl. B*               0            212,474           212,474
         0        10,000        10,000      The Monarch Machine Tool Company                0             82,500            82,500
         0        14,300        14,300      Moore Products Co.*                             0            257,400           257,400
    32,900         5,200        38,100      Paul Mueller Company                    1,233,750            195,000         1,428,750
   136,820        34,755       171,575      Myers Industries, Inc.                  2,308,837            586,491         2,895,328
    22,400         9,900        32,300      Nordson Corporation                     1,428,000            631,125         2,059,125
    42,550        12,366        54,916      Oil-Dri Corporation of America            638,250            185,490           823,740
         0        13,400        13,400      The Oilgear Company                             0            201,000           201,000
   182,900        38,800       221,700      Oregon Steel Mills, Inc.                3,063,575            649,900         3,713,475
   198,500        58,500       257,000      Oshkosh Truck Corporation (Class B)     2,109,062            621,562         2,730,624
   177,350        44,400       221,750      Penn Engineering and Manufacturing
                                            Inc. (Non-Voting)                       3,635,675            910,200         4,545,875
    49,550             0        49,550      Penn Engineering and Manufacturing
                                            Inc. (Class A)                          1,028,163                  0         1,028,163
         0         1,000         1,000      Pioneer Metals, Inc.*                           0            215,000           215,000
    73,693        21,200        94,893      Preformed Line Products Company         2,892,450            832,100         3,724,550
   123,400         6,700       130,100      Puerto Rican Cement Company, Inc.       3,856,250            209,375         4,065,625
   107,064             0       107,064      Quaker Chemical Corporation             1,753,173                  0         1,753,173
         0        12,600        12,600      Regal-Beloit Corporation                        0            247,275           247,275
    73,310        21,225        94,535      Robroy Industries, Inc. (Class A)       1,374,562            397,969         1,772,531
         0         9,600         9,600      Sealed Air Corporation*                         0            399,600           399,600
   160,700        20,200       180,900      Simpson Manufacturing Co., Inc.*        3,696,100            464,600         4,160,700
   212,510        66,400       278,910      The Standard Register Company           6,906,575          2,158,000         9,064,575
         0        37,000        37,000      Steel of West Virginia, Inc.*                   0            277,500           277,500
    70,100             0        70,100      Synalloy Corporation                    1,104,075                  0         1,104,075
         0        59,500        59,500      Tab Products Co.                                0            528,063           528,063
    63,700        18,300        82,000      Tecumseh Products Company (Class A)     3,654,788          1,049,963         4,704,751
         0         3,800         3,800      Tennant Company                                 0            104,500           104,500
    96,500        32,750       129,250      Todd Shipyards Corporation*               627,250            212,875           840,125
         0        36,500        36,500      UNC, Inc.*                                      0            438,000           438,000
    76,500             0        76,500      Unifi, Inc.                             2,457,562                  0         2,457,562
    95,132        15,800       110,932      Versa Technologies, Inc.                1,236,716            205,400         1,442,116
    43,500        17,800        61,300      Watts Industries, Inc. (Class A)        1,038,563            424,975         1,463,538
    36,418             0        36,418      Woodward Governor Company               4,807,176                  0         4,807,176
   105,800        34,600       140,400      Zero Corporation                        2,116,000            692,000         2,808,000
                                                                                  -----------         ----------       -----------
                                                                                  110,249,003         33,408,746       143,657,749
                                                                                  -----------         ----------       -----------


INDUSTRIAL SERVICES
    56,500        53,100       109,600      ABM Industries Incorporated             1,045,250            982,350         2,027,600
    64,094        15,270        79,364      Aceto Corporation                         893,310            212,826         1,106,136
   136,900        45,987       182,887      Air Express International Corporation   4,415,025          1,483,081         5,898,106
    64,400             0        64,400      AirNet Systems, Inc.*                     949,900                  0           949,900
         0         8,500         8,500      Angelica Corporation                            0            162,562           162,562
   287,600        83,948       371,548      Arnold Industries, Inc.                 4,565,650          1,332,674         5,898,324
   131,200        46,000       177,200      Guy F. Atkinson Company of California   1,377,600            483,000         1,860,600
         0        16,425        16,425      Banta Corporation                               0            375,722           375,722
    98,400        27,500       125,900      Bowne & Co., Inc.                       2,423,100            677,187         3,100,287
         0        13,500        13,500      Camco International Inc.                        0            622,687           622,687
         0        32,800        32,800      Dames & Moore                                   0            479,700           479,700
    31,600        32,900        64,500      Devcon International Corp.*               193,550            201,513           395,063
     5,000        10,400        15,400      Devon Group, Inc.*                        137,500            286,000           423,500
    77,700        26,200       103,900      DIMON Incorporated                      1,796,813            605,875         2,402,688
   213,800        42,700       256,500      Ennis Business Forms, Inc.              2,405,250            480,375         2,885,625
    22,800        54,300        77,100      FCA International Ltd.*                    35,768             85,185           120,953
         0           280           280      Fisher Companies Inc.                           0             27,440            27,440
   321,521        62,846       384,367      Frozen Food Express Industries, Inc.    2,893,689            565,614         3,459,303
         0        13,250        13,250      G & K Services, Inc. (Class A)                  0            500,188           500,188
         0         4,400         4,400      Global Industries, Ltd.*                        0             81,950            81,950
         0         4,100         4,100      Gulfmark International Inc.*                    0            237,800           237,800
   190,737        57,337       248,074      The Harper Group                        4,530,004          1,361,754         5,891,758
    70,800             0        70,800      Kenan Transport Company                 1,398,300                  0         1,398,300
         0        24,400        24,400      Lawson Products, Inc.                           0            533,750           533,750
   108,600        29,500       138,100      Lufkin Industries, Inc.                 2,715,000            737,500         3,452,500
    95,400        30,900       126,300      Merrill Corporation                     2,194,200            710,700         2,904,900
   165,500             0       165,500      Morrison Knudsen Corporation*           1,489,500                  0         1,489,500
   223,100        70,000       293,100      New England Business Service, Inc.      4,796,650          1,505,000         6,301,650
         0         2,100         2,100      Nichols Research Corporation*                   0             53,550            53,550
         0        15,600        15,600      Offshore Logistics, Inc.*                       0            302,250           302,250
         0        42,600        42,600      Perini Corporation*                             0            332,813           332,813
         0         6,000         6,000      Pittston Burlington Group Brinks Group          0            162,000           162,000
    94,650        20,800       115,450      Plenum Publishing Corporation           3,312,750            728,000         4,040,750
   147,500             0       147,500      Rush Enterprises, Inc.*                 1,770,000                  0         1,770,000
   201,656        54,200       255,856      Rykoff-Sexton, Inc.                     3,201,289            860,425         4,061,714
   103,200             0       103,200      Sevenson Environmental Services Inc.    1,883,400                  0         1,883,400
         0        42,400        42,400      Standard Commercial Corporation*                0            858,600           858,600
    29,300        25,000        54,300      Stone & Webster, Inc.                     922,950            787,500         1,710,450
   264,377        67,500       331,877      TBC Corporation*                        1,982,828            506,250         2,489,078
         0         7,500         7,500      Treadco, Inc.                                   0             78,750            78,750
         0        32,800        32,800      The Turner Corporation*                         0            336,200           336,200
         0        11,300        11,300      The Union Corporation*                          0            258,488           258,488
   194,200        53,800       248,000      Vallen Corporation*                     3,228,575            894,425         4,123,000

         0         2,700         2,700      Werner Enterprises, Inc.                        0             48,937            48,937
    91,900        27,200       119,100      Willbros Group, Inc.*                     896,025            265,200         1,161,225
                                                                                   ----------         ----------        ----------
                                                                                   57,453,876         21,205,821        78,659,697
                                                                                   ----------         ----------        ----------

CONSUMER PRODUCTS
   171,800         5,300       177,100      Aldila, Inc.                              832,156             25,672           857,828
    58,711        16,500        75,211      Allen Organ Company (Class B Non-Voting)2,333,762            655,875         2,989,637
    18,900        11,800        30,700      Baldwin Piano & Organ Company             212,625            132,750           345,375
    73,675        19,800        93,475      Bassett Furniture Industries,
                                             Incorporated                           1,805,037            485,100         2,290,137
    37,506         6,370        43,876      Burnham Corporation (Class A)           1,106,427            187,915         1,294,342
         0         4,040         4,040      Burnham Corporation Cl. B *                     0            119,180           119,180
   144,225             0       144,225      Conso Products Co.*                     1,856,897                  0         1,856,897
    79,200        25,100       104,300      Ethan Allen Interiors Inc.              3,049,200            966,350         4,015,550
    25,350         6,325        31,675      Farmer Bros. Co.                        3,853,200            961,400         4,814,600
   126,700             0       126,700      Fedders Corporation (Class A Non-Voting)  633,500                  0           633,500
    36,600             0        36,600      Flexsteel Industries, Inc.                475,800                  0           475,800
    77,300        26,700       104,000      Garan Incorporated                      1,497,687            517,312         2,014,999
         0         5,300         5,300      Genesee Corporation (Class B)                   0            223,925           223,925
    30,100         9,500        39,600      Gibson Greetings, Inc.*                   590,713            186,437           777,150
         0        15,350        15,350      Guilford Mills, Inc.                            0            408,694           408,694
    61,200        18,600        79,800      Haggar Corp.                              971,550            295,275         1,266,825
    50,100         3,000        53,100      J & J Snack Foods Corp.*                  676,350             40,500           716,850
         0         8,400         8,400      Jean-Philippe Fragrances, Inc.*                 0             54,600            54,600
    56,470        26,900        83,370      Johnson Worldwide Associates, Inc. Cl     748,227            356,425         1,104,652
   273,200        66,300       339,500      Juno Lighting, Inc.                     4,371,200          1,060,800         5,432,000
     9,900             0         9,900      Justin Industries, Inc.                   113,850                  0           113,850
    94,100        12,600       106,700      K-Swiss Inc. (Class A)                    929,237            124,425         1,053,662
    70,900        23,600        94,500      La-Z-Boy Chair Company                  2,091,550            696,200         2,787,750
         0         1,700         1,700      Lady Baltimore Foods, Inc.*                     0             83,725            83,725
   124,600        38,300       162,900      Lazare Kaplan International, Inc.*      2,133,775            655,887         2,789,662
   114,450        25,900       140,350      Liberty Homes, Inc. (Class A)           1,530,769            346,413         1,877,181
         0        21,950        21,950      Liberty Homes, Inc. (Class B)                   0            289,466           289,466
   273,929        41,162       315,091      Lifetime Hoan Corporation*              3,218,666            483,653         3,702,319
    38,000             0        38,000      Lund International Holdings, Inc.*        465,500                  0           465,500
         0        11,700        11,700      Marisa Christina, Incorporated*                 0             96,525            96,525
    16,100         2,800        18,900      Matthews International Corporation (C     454,825             79,100           533,925
   203,300        71,822       275,122      Midwest Grain Products, Inc.*           3,456,100          1,220,974         4,677,074
     9,800        24,700        34,500      National Presto Industries, Inc.          366,275            923,162         1,289,437
    84,000        15,200        99,200      Oshkosh B'Gosh, Inc. (Class A)          1,281,000            231,800         1,512,800
    38,200        40,800        79,000      The Rival Company                         950,225          1,014,900         1,965,125
         0        11,500        11,500      Russ Berrie and Company, Inc.                   0            207,000           207,000
         0         1,850         1,850      Seaboard Corporation                            0            492,100           492,100
    83,100             0        83,100      Semi-Tech Corporation*                    306,431                  0           306,431
   153,800        29,000       182,800      Skyline Corporation                     3,806,550            717,750         4,524,300
         0         8,400         8,400      The L. S. Starrett Company (Class A)            0            238,350           238,350
         0        32,700        32,700      The Stride Rite Corporation                     0            327,000           327,000
   156,200        51,000       207,200      Sturm, Ruger & Company, Inc.            3,026,375            988,125         4,014,500
   172,900        22,500       195,400      Thomaston Mills, Inc. (Class A
                                              Non-Voting)                           1,945,125            253,125         2,198,250
   152,600        48,800       201,400      Thor Industries, Inc.                   3,853,150          1,232,200         5,085,350
         0        25,900        25,900      Thorn Apple Valley, Inc.*                       0            343,175           343,175
   484,000        94,900       578,900      The Topps Company, Inc.*                1,936,000            379,600         2,315,600
    65,000        16,400        81,400      Velcro Industries N.V.                  4,062,500          1,025,000         5,087,500
    37,900        26,450        64,350      WLR Foods, Inc.                           469,013            327,319           796,332
    38,500         7,200        45,700      Weyco Group, Inc.                       1,549,625            289,800         1,839,425
                                                                                   ----------         ----------        ----------
                                                                                   62,960,872         19,744,983        82,705,855

CONSUMER SERVICES
    82,700        38,600       121,300      ASA Holdings, Inc.*                     1,809,063            844,375         2,653,438
         0         3,200         3,200      Bob Evans Farms, Inc.                           0             43,200            43,200
   102,300        19,200       121,500      Bowl America Incorporated (Class A)       677,737            127,200           804,937
   157,500        50,300       207,800      Buffets, Inc.*                          1,437,188            458,987         1,896,175
    36,100             0        36,100      Comair Holdings, Inc.                     866,400                  0           866,400
         0        18,800        18,800      Cornell Corrections, Inc.*                      0            166,850           166,850
   143,900        41,200       185,100      Jenny Craig, Inc.*                      1,277,113            365,650         1,642,763
    12,259         4,272        16,531      Grey Advertising Inc.                   3,101,527          1,080,816         4,182,343
         0         5,200         5,200      IHOP Corp.*                                     0            122,850           122,850
   118,800        37,600       156,400      International Dairy Queen, Inc. Cl. A   2,376,000            752,000         3,128,000
    83,600             0        83,600      International Dairy Queen, Inc. Cl. B   1,609,300                  0         1,609,300
    45,250             0        45,250      The Marcus Corporation                    961,562                  0           961,562
    68,600        22,000        90,600      PCA International, Inc.*                1,114,750            357,500         1,472,250
         0        12,000        12,000      Earl Scheib, Inc.*                              0             84,000            84,000
   301,882        34,700       336,582      Shoney's, Inc.*                         2,113,174            242,900         2,356,074
         0         8,300         8,300      True North Communications Inc.                  0            181,562           181,562
                                                                                   ----------          ---------        ----------
                                                                                   17,343,814          4,827,890        22,171,704

FINANCIAL INTERMEDIARIES
    16,975         7,931        24,906      Alleghany Corporation*                  3,598,700          1,681,372         5,280,072
   126,050        39,925       165,975      ALLIED Group, Inc.                      4,112,380          1,302,553         5,414,933
    21,700         5,100        26,800      ALLIED Life Financial Corporation         379,750             89,250           469,000
         0        18,100        18,100      Argonaut Group, Inc.                            0            556,575           556,575
    26,020         5,280        31,300      Baker Boyer Bancorp (Walla Walla, WA)     969,245            196,680         1,165,925
         0        16,800        16,800      Baldwin & Lyons, Inc. (Class A)                 0            298,200           298,200
    83,978        41,700       125,678      Baldwin & Lyons, Inc. (Class B)         1,543,096            766,237         2,309,333
         0         5,700         5,700      Bar Harbor Bankshares                           0            206,625           206,625
         0        12,750        12,750      W. R. Berkley Corp.                             0            647,062           647,062
         0        10,172        10,172      CU Bancorp                                      0            118,250           118,250
    27,000             0        27,000      Capitol Transamerica Corporation          830,250                  0           830,250
   171,142        29,900       201,042      The Commerce Group, Inc.                4,321,336            754,975         5,076,311
    38,349        10,890        49,239      Community Banks, Inc. (Millersburg, PA)   997,074            283,140         1,280,214
         0         5,670         5,670      Dauphin Deposit Corp. (Harrisburg, PA)          0            187,110           187,110
         0         5,700         5,700      Equitable of Iowa Companies                     0            261,487           261,487
         0         1,580         1,580      Exchange Bank (Santa Rosa, CA)*                 0            102,305           102,305
    13,800             0        13,800      F & M Bancorporation (Tulsa, OK)          607,200                  0           607,200
     1,042           264         1,306      Farmers & Merchants Bank of Long Beach  1,927,700            488,400         2,416,100
       715           120           835      The First National Bank of Anchorage    1,147,575            192,600         1,340,175
    74,850        31,920       106,770      Fremont General Corporation             2,320,350            989,520         3,309,870
         0         2,500         2,500      Fund American Enterprises Holdings, Inc.        0            239,375           239,375
   189,800        30,000       219,800      Gryphon Holdings Inc.*                  2,680,925            423,750         3,104,675
         0        20,737        20,737      Hanmi Bank (Los Angeles, CA)*                   0            243,660           243,660
   140,900             0       140,900      Highlands Insurance Group, Inc.*        2,853,225                  0         2,853,225
    59,200         9,500        68,700      Intercargo Corporation                    506,900             81,344           588,244
    37,249             0        37,249      Keystone Heritage Group, Inc. (Lebanon)   856,727                  0           856,727
   167,672        40,356       208,028      Leucadia National Corporation           4,485,226          1,079,523         5,564,749
    57,609        15,704        73,313      MAIC Holdings, Inc.*                    1,951,505            531,973         2,483,478
         0        19,400        19,400      NYMAGIC, INC.                                   0            349,200           349,200
    11,671         7,594        19,265      National Bancorp of Alaska,
                                             Inc. (Anchorage)                         799,464            520,189         1,319,653
    74,400             0        74,400      Nobel Insurance Limited                   934,650                  0           934,650
         0         6,311         6,311      ONBANCorp, Inc. (Syracuse, NY.)                 0            234,296           234,296
    18,806        16,587        35,393      Orion Capital Corporation               1,149,517          1,013,880         2,163,397
   132,321        18,220       150,541      PXRE Corporation                        3,274,957            450,945         3,725,902
   297,150        15,700       312,850      Pennsylvania Manufacturers Corporation  4,680,113            247,275         4,927,388
   193,500        33,600       227,100      Piper Jaffray Companies Inc.            3,023,438            525,000         3,548,438
    27,825             0        27,825      RLI Corp.                                 928,659                  0           928,659
    19,591         8,251        27,842      Reliance Group Holdings, Inc. Warrant      47,214             19,885            67,099
         0        12,600        12,600      Student Loan Corporation                        0            469,350           469,350
         0        13,600        13,600      Surety Capital Corporation*                     0             55,250            55,250
         0         4,200         4,200      Transatlantic Holdings, Inc.                    0            338,100           338,100
    90,300        23,200       113,500      Trenwick Group Inc.                     4,176,375          1,073,000         5,249,375
    16,757         4,800        21,557      TriCo Bancshares                          364,465            104,400           468,865
         0         9,460         9,460      Webster Financial Corporation (Waterbury)       0            347,655           347,655
    19,400         5,900        25,300      Wesco Financial Corporation             3,627,800          1,103,300         4,731,100
   212,500        29,200       241,700      Zenith National Insurance Corp.         5,817,188            799,350         6,616,538
                                                                                   ----------         ----------        ----------
                                                                                   64,913,004         19,373,041        84,286,045

FINANCIAL SERVICES
   170,500        34,000       204,500      E.W. Blanch Holdings, Inc.              3,431,313            684,250         4,115,563
    45,307        26,732        72,039      Comdisco, Inc.                          1,438,497            848,741         2,287,238
    56,400        21,050        77,450      Crawford & Company (Class B)            1,290,150            481,519         1,771,669
   175,050        43,700       218,750      Crawford & Company (Class A)            3,785,456            945,012         4,730,468
    99,433        10,866       110,299      DUFF & PHELPS CREDIT RATING CO.         2,398,821            262,142         2,660,963
    55,700        16,300        72,000      Eaton Vance Corp.                       2,652,713            776,288         3,429,001
   153,700        38,800       192,500      Arthur J. Gallagher & Co.               4,764,700          1,202,800         5,967,500
   178,500         2,000       180,500      Hilb, Rogal & Hamilton Company          2,365,125             26,500         2,391,625
    47,834        10,570        58,404      Investors Financial Services Corporation1,327,393            293,318         1,620,711
    54,800        13,000        67,800      The John Nuveen Company                 1,452,200            344,500         1,796,700
    49,700         6,300        56,000      New England Investment Companies, L.P.  1,205,225            152,775         1,358,000
   239,900        27,800       267,700      Phoenix Duff & Phelps Corporation       1,709,288            198,075         1,907,363
   176,100        51,800       227,900      The Pioneer Group, Inc.                 4,182,375          1,230,250         5,412,625
         0         4,800         4,800      Poe & Brown, Inc.                               0            127,200           127,200
         0         5,000         5,000      T. Rowe Price Associates, Inc.                  0            217,500           217,500
         0         6,200         6,200      SEI Corporation                                 0            137,950           137,950
   333,900        89,300       423,200      Willis Corroon Group plc                3,839,850          1,026,950         4,866,800
                                                                                  -----------          ---------        ----------
                                                                                   35,843,106          8,955,770        44,798,876
                                                                                   ----------          ---------        ----------

NATURAL RESOURCES
         0        20,000        20,000      Alamco, Inc.*                                   0            225,000           225,000
         0        30,676        30,676      Alico, Inc.                                     0            575,175           575,175
         0         5,000         5,000      Apco Argentina Inc.                             0            127,500           127,500
         0        15,952        15,952      Avatar Holdings Inc.*                           0            510,464           510,464
         0         5,000         5,000      Belden & Blake Corporation*                     0            127,500           127,500
   237,100        71,100       308,200      CalMat Co.                              4,445,625          1,333,125         5,778,750
    39,800        12,000        51,800      Consolidated-Tomoka Land Co.              661,675            199,500           861,175
         0        11,300        11,300      Cousins Properties Incorporated                 0            317,812           317,812
    32,700        13,000        45,700      Devon Energy Corporation                1,136,325            451,750         1,588,075
    50,100             0        50,100      Dreco Energy Services Ltd. Cl. A *      1,834,912                  0         1,834,912
         0        16,200        16,200      Equity Oil Company*                             0             49,613            49,613
    85,900             0        85,900      FRP Properties, Inc.*                   2,190,450                  0         2,190,450
   166,500        50,300       216,800      Florida Rock Industries, Inc.           5,452,875          1,647,325         7,100,200
    59,800             0        59,800      MK Gold Company*                           89,700                  0            89,700
         0        10,600        10,600      McFarland Energy, Inc.*                         0            128,525           128,525
   172,600        57,600       230,200      The Newhall Land and Farming Company    2,912,625            972,000         3,884,625
         0         9,950         9,950      Penn Virginia Corporation                       0            465,162           465,162
         0         5,250         5,250      Vornado Realty Trust                            0            275,625           275,625
         0         7,200         7,200      Western Investment Real Estate Trust            0             93,600            93,600
                                                                                   ----------          ---------        ----------
                                                                                   18,724,187          7,499,676        26,223,863
                                                                                   ----------          ---------        ----------

HEALTH
         0         5,400         5,400      Diagnostic Products Corporation                 0            139,725           139,725
   248,800        72,800       321,600      HAEMONETICS CORPORATION*                4,696,100          1,374,100         6,070,200
    50,100        37,860        87,960      Life Technologies, Inc.                 1,252,500            946,500         2,199,000
    10,000             0        10,000      Nitinol Medical Technologies, Inc.*       125,000                  0           125,000
                                                                                    ---------          ---------         ---------

                                                                                     6,073,600         2,460,325         8,533,925
                                                                                     ---------         ---------         ---------

TECHNOLOGY
         0         5,900         5,900      American Power Conversion Corporation           0            160,775           160,775
         0        18,900        18,900      Astrosystems, Inc.*                             0             89,775            89,775
   128,200             0       128,200      BGS Systems, Inc.                       3,509,475                  0         3,509,475
         0        12,064        12,064      Bell Industries, Inc.*                          0            257,868           257,868
    62,300         7,700        70,000      CEM Corporation*                          498,400             61,600           560,000
         0         2,100         2,100      Cohu, Inc.                                      0             48,825            48,825
    18,887         7,775        26,662      DH Technology, Inc.*                      453,288            186,600           639,888
   108,500         5,500       114,000      Dallas Semiconductor Corporation        2,495,500            126,500         2,622,000
    52,838        12,800        65,638      Dionex Corporation*                     1,849,330            448,000         2,297,330
   171,200        29,000       200,200      Electroglas, Inc.*                      2,760,600            467,625         3,228,225
    77,200        73,900       151,100      Exar Corporation*                       1,196,600          1,145,450         2,342,050
    49,205         5,156        54,361      Hach Company                              934,895             97,964         1,032,859
    18,900             0        18,900      ILC Technology, Inc.*                     245,700                  0           245,700
     9,600         3,200        12,800      MacNeal-Schwendler Corporation*            75,600             25,200           100,800
   174,100        53,500       227,600      Marshall Industries*                    5,331,813          1,638,438         6,970,251
         0        15,600        15,600      Milgray Electronics, Inc.*                      0            230,100           230,100
    46,400         9,200        55,600      Modern Controls, Inc.                     487,200             96,600           583,800
   164,703        47,200       211,903      National Computer Systems, Inc.         4,199,926          1,203,600         5,403,526
   138,900             0       138,900      Newport Corporation                     1,232,737                  0         1,232,737
    83,200        23,800       107,000      PCD Inc.*                               1,081,600            309,400         1,391,000
         0        16,925        16,925      Pioneer-Standard Electronics, Inc.              0            222,141           222,141
   107,862        18,200       126,062      Richardson Electronics, Ltd.              889,862            150,150         1,040,012
   248,900       102,100       351,000      Scitex Corporation Limited              2,364,550            969,950         3,334,500
         0        12,600        12,600      Sunair Electronics, Inc.*                       0             26,775            26,775
    53,150        11,100        64,250      Woodhead Industries, Inc.                 730,812            152,625           883,437
         0        10,000        10,000      XATA Corporation*                               0             71,250            71,250
                                                                                   ----------          ---------        ----------

                                                                                   30,337,888          8,187,211        38,525,099
                                                                                   ----------          ---------        ----------

RETAIL
         0         5,000         5,000      J. Baker, Inc.                                  0             26,563            26,563
         0        20,500        20,500      Blair Corporation                               0            394,625           394,625
    91,900             0        91,900      CATHERINES STORES CORPORATION*            505,450                  0           505,450
    73,000             0        73,000      Cato Corporation (Class A)                365,000                  0           365,000
   229,400        57,200       286,600      Charming Shoppes, Inc.*                 1,161,337            289,575         1,450,912
    35,800        11,500        47,300      Claire's Stores, Inc.                     465,400            149,500           614,900
         0         5,700         5,700      Crown Books Corporation*                        0             66,975            66,975
         0         4,900         4,900      Dart Group Corporation (Class A)                0            455,700           455,700
         0        50,800        50,800      Deb Shops Inc.                                  0            215,900           215,900
   270,800        86,700       357,500      The Dress Barn, Inc.*                   4,062,000          1,300,500         5,362,500
   206,700        82,000       288,700      Family Dollar Stores, Inc.              4,211,513          1,670,750         5,882,263
   120,000        37,300       157,300      Mikasa, Inc.*                           1,230,000            382,325         1,612,325
   160,555        58,905       219,460      Pier 1 Imports, Inc.                    2,829,781          1,038,201         3,867,982
   183,300        66,200       249,500      Sotheby's Holdings, Inc. (Class A)      3,413,963          1,232,975         4,646,938
   172,000        47,500       219,500      Stanhome Inc.                           4,558,000          1,258,750         5,816,750
    89,600        21,800       111,400      The Talbots, Inc.                       2,564,800            624,025         3,188,825
                                                                                   ----------          ---------        ----------

                                                                                   25,367,244          9,106,364        34,473,608
UTILITIES                                                                          ----------          ---------        ----------

    83,829        17,889       101,718      Southern Union Company                  1,844,258            393,558         2,237,815
    36,600         9,638        46,238      Southwest Water Company                   507,825            133,733           641,558
                                                                                    ---------            -------         ---------
                                                                                    2,352,083            527,291         2,879,374
PREFERRED STOCKS                                                                    ---------            -------         ---------

    28,600         4,100        32,700      Bird Corp. ($1.85 Cv. Pfd.)               450,450             64,575           515,025
         0         12,500      12,500       Sterling Financial Corporation $1.812
                                               Conv.                                        0            384,375           384,375
                                                                                      -------            -------           -------
                                                                                      450,450            448,950           899,400
                                                                                      -------            -------           -------

REPURCHASE AGREEMENT
           State Street Bank and Trust Company, 4.90% dated
           12/31/96, due 1/02/97, maturity value $17,904,872
           and $8,802,396, respectively (collateralized by
           U.S. Treasury Notes, 5.75%, due 12/31/98,
           valued at $18,260,002 and $8,980,165, respectively)                     17,900,000          8,800,000        26,700,000
                                                                                   ----------          ---------        ----------



TOTAL INVESTMENTS                                                                $449,969,127       $144,546,068      $594,515,195
                                                                                  -----------        -----------       -----------
                                                                                  -----------        -----------       -----------